Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 4,538,512	R$ 4,241,515
Current [member]
IfrsStatementLineItems [Line Items]
Total	3,291,399	3,221,416
Overdue [Member]
IfrsStatementLineItems [Line Items]
Total	302,042	286,324
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	118,333	82,533
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	107,759	73,581
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	R$ 718,979	R$ 577,661